Advances for Vessels, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Advances For Assets Acquisition And Assets Under Construction
Advances for vessels, beginning balance	$ 8,596	$ 3,653
Additions for advances, including capitalized expenses and interest	50,423	65,425
Transferred to vessel cost	(39,725)	(60,482)
Advances for vessels, ending balance	$ 19,294	$ 8,596